UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05617

Shelton Greater China Fund
(Exact name of registrant as specified in charter)

44 Montgomery Street, Suite 2100
San Francisco, CA 94104
 (Address of principal executive offices) (Zip code)

Teresa Axelson
44 Montgomery Street, Suite 2100
San Francisco, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 955-9988.

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

ITEM 1. REPORTS TO STOCKHOLDERS

SHELTON
CAPITAL MANAGEMENT

Semi-Annual Report

June 30, 2014

Shelton Greater China Fund

(800) 955-9988

www.sheltoncap.com

email us at info@sheltoncap.com

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of Shelton Greater China Fund which contains information about the management fee and other costs. Investments in shares of Shelton Greater China Fund are neither insured nor guaranteed by the U.S. Government.

Table of Contents	June 30, 2014

About Your Fund's Expenses	3
Top Holdings and Sector Breakdown	3
Portfolio of Investments	4
Statement of Assets & Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Additional Information	11
Information Concerning Trustees and Officers	12
Board Approval of the Investment Advisory Agreements	13

About Your Fund’s Expenses (Unaudited)	June 30, 2014

The Fund’s adviser, Shelton Capital Managment (“Shelton Capital”), believes it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund. The Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the oncoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to the June 30, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the onging costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Fund does not charge any sales charges. There is a redemption fee of 2% for shares of the Fund purchased that are held 90 days or less from the date of purchase.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional cost, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value January 1, 2014 (in U.S. Dollars)	Ending Account Value June 30, 2014 (in U.S. Dollars)	Expenses Paid During Period* (in U.S. Dollars)
Actual	$1,000	$1,033	$9.98
Hypothetical (5% return before expenses)	$1,000	$1,015	$9.89

*
Expenses are equal to the Fund’s net annual expense ratio of 1.98% (Shelton Capital contractually reimburses expenses to the extent total annual fund operating Expenses are equal to the Fund’s net annual expense ratio of 1.98% (starting May 1, 2013 and ending June 1, 2015, Shelton Capital contractually reimburses expenses to the extent total annual fund operating expenses with the exception of extraordinary expenses exceed 1.98%), multiplied by the average account value over the period, multipled by 181 days divided by 365 days to reflect the one-half year period.

Top Holdings and Sector Breakdowns (Unaudited)	June 30, 2014

Security		Market Value (in U.S. Dollars)	Percentage of Total Investment
1	Tencent Holdings Ltd.	$709,173	6.8%
2	China Everbright International Ltd.	504,943	4.9%
3	China State Construction International Holdings Ltd.	491,336	4.7%
4	China Construction Bank Corp.	483,148	4.7%
5	Bank of China Ltd.	451,754	4.4%
6	Cheung Kong Holdings Ltd.	443,531	4.3%
7	Indust and Comm Bank of China	442,564	4.3%
8	Taiwan Semiconductor Manufacturing Co. Ltd.	424,435	4.1%
9	Media Tek Inc.	422,396	4.1%
10	China Mobile Ltd.	406,549	3.9%

Shelton Greater China Fund Portfolio of Investments (Unaudited) June 30, 2014

Security Description	Shares	Value (Note 2)
Common Stock (98.91%)

Basic Materials (1.43%)
Chemicals (0.63%)
Kingboard Chemical Holdings Lt	7,000	$14,433
Sinopec Shanghai Petrochemical Co. Ltd.	186,000	51,838
		66,271

Forest Products & Paper (0.09%)
Lee & Man Paper Manufacturing Ltd	18,000	9,569

Iron/Steel (0.11%)
Angang Steel Co Ltd	18,000	11,612

Mining (0.60%)
China Shenhua Energy Co Ltd	12,500	36,128
Zijin Mining Group Co Ltd	116,000	26,342
		62,470

Total Basic Materials		149,922

Communications (6.95%)
Telecommunications (6.95%)
China Mobile Ltd	41,900	406,549
Chunghwa Telecom Co Ltd	100,000	321,858

Total Communications		728,407

Consumer, Cyclical (8.99%)
Auto Manufacturers (0.51%)
Great Wall Motor Co Ltd	14,500	53,882

Home Furnishings (2.82%)
Haier Electronics Group Co Ltd	113,000	295,247

Lodging (5.32%)
Formosa International Hotels Corp	8,800	106,875
Galaxy Entertainment Group Ltd	9,000	71,997
Sands China Ltd.	50,000	377,727
		556,599

Retail (0.34%)
Intime Retail Group Co Ltd	41,000	35,920

Total Consumer, Cyclical		941,648

Consumer, Non-Cyclical (7.00%)
Food (4.60%)
China Mengniu Dairy Co Ltd	22,000	101,764
Uni-President Enterprises Corp	52,046	93,334
Want Want China Holdings Ltd	200,000	287,473
		482,571

Pharmaceuticals (2.40%)
Sihaun Pharmaceutical Holdings Group Ltd	284,000	173,691
Sinopharm Group Co Ltd	13,500	37,363
TTY Biopharm Co Ltd	13,068	40,093
		251,147

Total Consumer, Non-Cyclical		733,718

Energy (2.51%)
Oil & Gas (2.51%)
China Petroleum & Chemical Corp	78,000	74,374
CNOOC Ltd	56,000	100,580

Security Description	Shares	Value (Note 2)
Energy (2.51%) (Continued)
Oil & Gas (2.51%) (Continued)
PetroChina Co., LTD	70,000	$88,422

Total Energy		263,376

Financial (34.66%)
Banks (17.22%)
Bank of China Ltd	1,009,000	451,754
BOC Hong Kong Holdings Ltd	70,000	202,766
China Construction Bank Corp	639,000	483,147
China Minsheng Banking Corp	33,000	29,890
Chongqing Rural Commercial Bnk	67,000	30,948
Hang Seng Bank Ltd	10,000	163,349
Indust and Comm Bank of China	700,000	442,564
		1,804,418

Diversified Financial Services (3.81%)
China Everbright Ltd	20,000	26,889
Fubon Financial Holding Co Ltd	167,713	242,123
Hong Kong Exchanges & Clearing	6,700	124,918
Mega Financial Holding Co Ltd	6,477	5,385
		399,315

Insurance (2.82%)
AIA Group Ltd	50,000	251,281
PICC Property & Casualty Co Lt	28,860	43,717
		294,998

Real Estate (10.81%)
Cheung Kong Holdings Ltd	25,000	443,531
Hysan Development Co Ltd	40,000	187,348
New World Development Co Ltd	30,666	34,899
Sun Hung Kai Properties Ltd	14,000	192,018
The Link REIT	51,000	274,402
		1,132,198

Total Financial		3,630,929

Industrial (11.10%)
Building Materials (0.16%)
BBMG Corp	14,500	9,354
China National Building Material Co Ltd	8,000	7,050
		16,404

Electrical Components & Equipment (0.32%)
Tianneng Power International Ltd	90,000	33,908

Electronics (0.55%)
Hon Hai Precision Industry Co Ltd	17,201	57,550

Engineering & Construction (4.69%)
China State Construction International Holdings Ltd	280,000	491,336

Environmental Control (4.82%)
China Everbright International Ltd	353,200	504,943

Miscellaneous Manufacturing (0.49%)
Fosun International Ltd	39,000	51,830

Transportation (0.07%)
Kerry Logistics Network Ltd	4,500	7,107

Total Industrial		1,163,078

See accompanying notes to financial statements.

Shelton Greater China Fund Portfolio of Investments (Unaudited) (Continued) June 30, 2014

Security Description	Shares	Value (Note 2)
Technology (19.39%)
Computers (2.60%)
Asustek Computer Inc	20,000	$222,824
Lenovo Group Ltd	36,000	49,144
		271,968

Semiconductors (10.02%)
Chipbond Technology Corp	116,000	203,754
Media Tek Inc.	25,000	422,396
Taiwan Semiconductor Manufacturing Co Ltd	100,284	424,435
		1,050,585

Software (6.77%)
Tencent Holdings Ltd	46,500	709,173

Total Technology		2,031,726

Utilities (6.88%)
Electric (5.03%)
China Resources Power Holding Co. Ltd.	94,000	266,828
HK Electric Investments & HK Electric Investments Ltd*	4,375	2,964
Huaneng Power InternationalInc	92,000	103,867
Power Assets Holdings Ltd	17,500	152,978
		526,637

Energy-Alternate Sources (1.09%)
China Longyuan Power Group Crp	52,000	56,426
GCL-Poly Energy Holdings Ltd*	156,000	52,132
Shougang Fushan Resources Group Ltd	28,000	5,744
		114,302

Gas (0.76%)
Hong Kong and China Gas Co Ltd	36,300	79,435

Total Utilities		720,374

Total Common Stock (Cost $7,930,951)		10,363,178

Rights/Warrants (0.01%)
Sun Hung Kai Properties Ltd Warrants	1,166	1,523

Total Rights/Warrants (Cost $240)		1,523

Total Investments (Cost $7,931,191) (a) (98.92%)		$10,364,701
Other Net Assets (1.08%)		113,322
Net Assets (100.00%)		$10,478,023

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $8,505,093.

At June 30, 2014, unrealized apprecation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$3,535,030
Unrealized depreciation	(1,675,422)
Net unrealized appreciation	$1,859,608

See accompanying notes to financial statements.

Shelton Greater China Fund Statement of Assets and Liabilities (Unaudited) June 30, 2014

Assets
Investments in securities, at value (Note 2)
Common stock (cost $7,930,951)	$10,363,178
Warrants (cost $240)	1,523
Total investment in securities at value (cost $7,931,191)	10,364,701

Cash	88,078
Foreign cash (cost $22,323)	22,429
Dividend receivable	74,382
Prepaid expenses	4,345
Total assets	$10,553,935

Liabilities
Fund Income Distribution Payable	70,353
Payable to investment advisor (Note 3)	4,303
Accrued administration fees (Note 3)	887
Accrued trustee fees	369
Total liabilities	$75,912

Net assets	$10,478,023

Net assets consist of
Paid-in capital	21,349,738
Accumulated net investment income	95,611
Accumulated net realized loss	(13,401,253)
Unrealized net appreciation of investments and foreign currency	2,433,927
Net assets	$10,478,023

Shares outstanding ($0.001 per share par value, unlimited shares authorized)	1,415,551

Net asset value per share	$7.40

See accompanying notes to financial statements.

Shelton Greater China Fund Statement of Operations (Unaudited) For the Six Months Ended June 30, 2014

Investment income
Dividend income (net of foreign tax $7,559) (Note 1c, 1e)	$181,013
Total investment income	181,013

Expenses
Management fees (Note 3)	65,825
Legal, audit, and compliance fees (Note 3)	32,884
Custodian fees (Note 4)	15,270
Accounting services (Note 5)	12,151
Transfer agent fees (Note 5)	11,344
Administration fees (Note 3)	5,266
Printing	3,686
Registration	2,850
Trustees fees	1,160
Insurance	172
Total expenses	150,608
Less reimbursement from manager (Note 3)	(46,341)
Net expenses	104,267
Net investment income	76,746

Realized and unrealized gain (loss) on investments and foreign currencies (Note 1F)
Net realized gain on investments and foreign currency transactions	215,097
Change in unrealized appreciation on investments and foreign currency transactions	19,640
Net realized and unrealized gain on investments and foreign currencies	234,737

Net increase in net assets resulting from operations	$311,483

Shelton Greater China Fund Statements of Changes in Net Assets For the Six Months Ended June 30, 2014 and the Year Ended December 31, 2013

	Six Months Ended June 30, 2014 (Unaudited)			Year Ended December 31, 2013
Operations
Net investment income		$76,746			$55,026
Net realized gain on investments and foreign currency transactions		215,097			570,081
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies		19,640			(160,005)
Net increase in net assets resulting from operations		311,483			465,102

Distributions to shareholders
Distributions from net investment income		(70,353)			(341,403)

Capital share transactions
Decrease in net assets resulting from capital share transactions		(1,178,086)			(6,078,930)
Total decrease in net assets		(936,956)			(5,955,231)

Net assets
Beginning of period		11,414,979			17,370,210
End of period		$10,478,023			$11,414,979
Including undistributed net investment income of:		$95,611			$89,218

Transactions in the Fund’s shares	Shares	Value		Shares	Value
Shares sold	425	$3,015		43,492	$311,221
Shares issued in reinvestment of distributions	(1,529)	(11,020)		35,706	257,442
Shares repurchased	(166,418)	(1,170,081	)(a)	(936,195)	(6,647,593	)(b)
Net decrease	(167,522)	$(1,178,086)		(856,997)	$(6,078,930)

(a)	Net of redemption fees $0
(b)	Net of redemption fees $5

See accompanying notes to financial statements.

Shelton Greater China Fund Financial Highlights For a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2014		Year Ended December 31
	(Unaudited)		2013	2012		2011		2010	2009
Net asset value, beginning of period	$7.21		$7.12	$6.06		$8.05		$7.18	$3.81
Income from investment operations:
Net investment income (loss) (a)	0.05		0.03	0.08		(0.14)		(0.04)	(0.03)
Net gain (loss) on securities and translation of foreign currencies (both realized and unrealized)	0.19		0.28	0.98		(1.88)		0.90	3.39
Total from investment operations	0.24		0.31	1.06		(2.02)		0.86	3.36

Less distributions:
Dividends from net investment income	(0.05)		(0.22)	—		—		—	—
Total distributions	(0.05)		(0.22)	—		—		—	—

Capital stock transactions:
Share tender offer/repurchase	—		—	—		0.01		0.01 (a)	0.01 (a)
Paid in capital from redemption fee (a)	—		— (b)	—	(b)	0.02		—	—
Total from capital stock transactions	—		—	—		0.03		0.01	0.01

Net asset value, end of period	$7.40		$7.21	$7.12		$6.06		$8.05	$7.18

Total investment return:
Based on net asset value	3.32	%(f)	4.34%	17.49	%(c)	(24.72	)%(d)	12.12%	88.45%
Based on market price	N/A		N/A	N/A		N/A		19.50%	80.18%

Ratios and supplemental data
Net assets, end of period (in 000's)	$10,478		$11,415	$17,370		$49,760		$85,630	$84,592
Ratio of expenses to average net assets
Before expense reimbursement	2.86	%(g)	3.00%	2.17%		3.33	%(c)	3.15%	2.80%
After expense reimbursement	1.98	%(g)	2.36%	1.72%		3.33	%(c)	3.15%	2.80%
Ratio of net investment income (loss) to average net assets
Before expense reimbursement	0.58	%(g)	(0.22)%	0.71%		(1.88)%		(0.61)%	(0.64)%
After expense reimbursement	1.46	%(g)	0.42%	1.16%		(1.88)%		(0.61)%	(0.64)%
Portfolio turnover	0	%(f)	10%	81	%(e)	206	%(e)	5%	11%

(a)	Calculated based upon average shares outstanding.
(b)	Less than $0.01 per share.
(c)	Ratio of extraordinary expenses to average net assets is 0.80%. Ratio of expenses to average net assets excluding impact of extraordinary fees is 2.53%.
(d)
2011 total investment return, calculated based upon the Fund’s operations as a closed-end fund for the period of January 1, 2011 to October 9, 2011 (investment return of (22.89%)) and upon the Fund’s operations as an open-end fund for the period of October 10, 2011 to December 31, 2011 (investment return of (2.10%)), would be (20.26%).

(e)
Effective June 13, 2011, the Fund expanded its primary geographic scope from the Republic of China (“Taiwan”) to the Greater China regions (this includes: Taiwan, Hong Kong, Singapore and the People’s Republic of China) and subsequently increased trading in the Greater China region. Porfolio turnover was high during the transition period and is not an indicator of future turnover rate.

(f)	Not annualized.
(g)	Annualized.

See accompanying notes to financial statements.

Shelton Greater China Fund	Notes to Financial Statements (Unaudited)	June 30, 2014

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Shelton Greater China Fund (the “Fund” or the “Trust”), is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund is a Massachusetts business trust formed in July 1988 and was previously registered with the U.S. Securities and Exchange Commission (the “SEC”) as a diversified, closed-end management investment company. The Trust commenced operations in May 1989 as the R.O.C. Taiwan Fund. The R.O.C. Taiwan Fund changed its name to the Taiwan Greater China Fund on December 29, 2003 and the change became effective on the New York Stock Exchange on January 2, 2004. On October 10, 2011 the Trust registered with the SEC as a diversified, open-end management investment company and began operations as The Shelton Greater China Fund.

(a) Basis of Presentation — The accompanying financial statements of the Trust have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).

(b) Federal Income Taxes — No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatments applicable to regulated investment companies under the Internal Revenue Code and to distribute all of its taxable income to shareholders.

The Trust had $13,132,602 of capital loss carryforward as of December 31, 2013. The capital loss carryforward may be used to offset future capital gains generated by the Trust, and if unused, $10,930,578 of such loss will expire on December 31, 2017. Capital loss carryforward of $2,202,024 retains its original character as short term and has no expiration date. $3,691,414 of unutilized capital loss carryforward expired as of December 31, 2013.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year. The fund deferred $739 of post-October foreign currency losses at December 31, 2013, which will be recognized in the Fund’s next taxable year.

Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. Temporary book to tax differences are primarily due to differing treatments for certain foreign currency losses and the tax deferral of losses on wash sales. For the year ended December 31, 2013, permanent differences resulting from different book and tax accounting for net operating losses, expiring capital loss carryforward, differing treatments of the Trust’s gains from the disposition of passive foreign investment company shares and foreign currency losses have been reclassified to paid-in capital, undistributed net investment income/loss and accumulated realized gain/loss as follows:

Decrease of paid-in capital	$(3,691,414)
Increase of undistributed net investment income	34,199
Decrease of accumulated realized loss	3,657,215

As of December 31, 2013, the components of distributable earnings and accumulated gains/losses on a tax basis were as follows:

Undistributed net investment income	$180,112
Accumulated losses	(13,133,341)
Unrealized appreciation	1,840,385
Total accumulated earnings (losses)	$(11,112,844)

Ordinary income distributions in the amount of $341,403 were paid in 2013.

(c) Foreign Taxes — The Republic of China levies a tax at the rate of 20% on cash dividends and interest and 20% based on par value of stock dividends received by the Trust on investments in the Republic of China securities. The People’s Republic of China levies a tax at the rate of 10% on cash dividends and interest.

(d) Accounting for Uncertainty in Income Taxes — The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2010- 2012), or expected to be taken in the Fund’s 2013 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(e) Security Transactions, Investment Income, Income and Distributions to Shareholders — Security transactions are recorded on the date the transactions are entered (the trade date). Dividend income is recorded on the ex-dividend date, and interest income is recorded on an accrual basis as it is earned. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

(f) Foreign Currency Translation — Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(g) Concentration — The Trust concentrates its investments in publicly traded equities issued by corporations located in People’s Republic of China, Hong Kong, Taiwan, or Singapore. The portfolio involves considerations not typically associated with investing in U.S. securities. In addition, the Trust is more susceptible to factors adversely affecting the economies of those countries than a fund not concentrated in these issuers to the same extent. Since the Trust’s investment securities are primarily denominated in New Taiwan Dollars (“NT$”) and Hong Kong Dollars (“HKD”), changes in the relationships of the NT$ and the HKD to the USD may also significantly affect the value of the investments and the earnings of the Trust.

(h) Use of Estimates in Financial Statements — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements, financial highlights and accompanying notes. Actual results may differ from those estimates.

NOTE 2 – SECURITY VALUATION

Common stocks represent securities that are traded on the Taiwan Stock Exchange or the Taiwan over-the-counter market or Hong Kong Stock Exchange. Securities traded on a principal securities exchange are valued at the closing price on such exchange. Short-term investments are valued at NAV or at amortized cost, which approximates fair value. Securities for which market quotations are not readily available are, or if a development/event occurs that may significantly impact the value of a security may be, fair-valued in good faith pursuant to procedures established by the Board of Trustees.

Fair Value Measurements — The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Shelton Greater China Fund	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2014

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Trust’s securities at June 30, 2014 using the fair value hierarchy:

	Level 1(b)	Level 2(b)	Level 3(b)	Total
Investments, in securities
Common stocks (a)	$10,363,178	$—	$—	$10,363,178
Rights and warrants	1,523	—	—	1,523
Total investments in securities	$10,364,701	$—	$—	$10,364,701

(a)	For a detailed breakout of common stocks by major industry classification, please refer to the Portfolio of Investments.
(b)	There were no transfers in or out of Level 1, Level 2 and Level 3 as of June 30, 2014.

It is the Trust’s policy to recognize transfers between Levels at the end of each reporting period.

NOTE 3 – INVESTMENT ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust entered into an advisory agreement with Shelton Capital on June 12, 2011. Pursuant to its advisory agreement with the Trust, Shelton Capital is responsible for supervising investments of the Trust, and makes available all services needed for the management, administration and operation of the Trust. The Trust pays Shelton Capital a fee at the per annum rate of 1.25% of the NAV of the Trust’s assets.

The Adviser has voluntarily agreed to reimburse expenses incurred by the Trust to the extent that total annual operating expenses (excluding extraordinary expenses) exceed 1.98% of the average net assets of the Trust from May 1, 2013 to June 1, 2015. Any such reimbursement is subject to the review and approval of the Trust’s Board of Trustees. Reimbursement from the Adviser for the period ended June 30, 2014 is $46,341.

Effective October 10, 2011, Shelton Capital provides administrative services for the Trust. As compensation for administrative duties not covered by the advisory agreement, Shelton Capital received an administration fee based on net assets held by the Trust at the rate of 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on assets over $1 billion.

Certain officers and trustees of the Trust are also affiliated with Shelton Capital. Teresa K. Axelson has served as the Chief Compliance Officer (“CCO”) of the Trust since November 2011. Ms. Axelson is also employed by Shelton Capital, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of her salary allocated to her duties as the CCO of the Trust and Shelton Capital was reimbursed by the Trust for this portion of her salary.

NOTE 4 – CUSTODIAN FEE

U.S. Bank National Association has provided custodian services for the Trust since July 22, 2013. Prior to July 2013, Brown Brothers Harriman & Co. (“BBH”) provided custodian services to the Trust from October 2004.

NOTE 5 – TRANSFER AGENT FEES AND ACCOUNTING SERVICES EXPENSE

Gemini Financial Services began providing fund accounting and transfer agency services to the Trust beginning March 24, 2014. Prior to March 2014 ALPS Fund Services Inc. provided fund accounting and transfer agency services to the Trust for the period October 10, 2011 through March 21, 2014.

NOTE 6 – INVESTMENTS IN SECURITIES

For the period ended June 30, 2014, aggregate purchases and sales of securities, excluding short-term investments, were $11,612 and $1,377,925 respectively.

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events through the date the Financial Statements were issued.

Shelton Greater China Fund	Additional Information (Unaudited)	June 30, 2014

Proxy Voting Policy

The Trust’s policy with regard to voting stocks held in its portfolio is to vote in accordance with the recommendations of Institutional Shareholder Services, Inc., unless the Trust’s portfolio manager recommends to the contrary, in which event the decision as to how to vote will be made by the Board. A more detailed description of those policies is available on the SEC’s website at www.sec.gov. In addition, information regarding how the Trust voted proxies relating to its portfolio securities during the 12-month period ended June 30, 2014 is available on the SEC’s website.

Portfolio Holdings

The Fund holdings shown in this report are as of June 30, 2014. Holdings are subject to change at any time, so holdings shown in the report may not reflect current Fund holdings. The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room, 100 F. Street N.E., Room 1580, Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1(800) SEC-0330.

Portfolio holdings will be made available by the Fund’s administrator as of the month end, calendar quarter end, and fiscal quarter end by releasing the information to rating agencies. Shareholders may contact the Fund at (800) 955-9988 for a copy of this report.

Information Concerning Trustees and Officers (Unaudited)

Name, Address, and Date of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Other Positions with Affiliated Persons of the Trust	Other Business Experience and Other Directorships Held
Non-Interested Trustees
Kevin T. Kogler P.O. Box 387 San Francisco, CA 94104 (2/21/66)	Trustee and Audit Committee Chair	Trustee since June 2011	President & CEO, MicroBiz LLC, since 2012; President, CAM Commerce Solutions LLC 2010-2012; Principal, Robertson Piper Software Group, 2006-2012	Trustee, Shelton Funds, since 2006, 12 portfolios overseen; Trustee, Exchange Traded Spreads Trust, since 2013
Experience in investment banking, and technology industry; M.B.A.; Senior Vice President, Investment Banking, Friedman, Billings Ramsey, 2003-2006; Director, Technology Investment Banking, Salomon Smith Barney, 2001-2003; Vice President, Technology Investment Banking, CS First Boston / Donaldson Lufkin & Jenrette, 1997-2001.

James W. Miller, Jr. P.O. Box 387 San Francisco, CA 94104 (5/28/66)	Trustee and Audit Committee Member	Trustee since June 2011	Director, RREEF, since prior to 2007	Trustee, Shelton Funds, since 2001, 12 portfolios overseen; Trustee, Exchange Traded Spreads Trust, since 2013
Experience in real estate in both law and business; J.D.; Executive Vice President, Jones Lang LaSalle Americas, Inc., 1999-2006; Associate, Orrick Herrington & Sutcliffe LLP (law firm), 1996-1999; Associate, Gordon & Rees LLP (law firm), 1992-1993

Steven H. Sutro P.O. Box 387 San Francisco, CA 94104 (4/9/69)	Trustee and Audit Committee Member	Trustee since June 2011	Partner, Duane Morris LLP (law firm), since prior to 2007	Trustee, Shelton Funds, since 2006, 12 portfolios overseen; Trustee, Exchange Traded Spreads Trust, since 2013	Experience in law and securities regulations; J.D; Associate, Duane Morris LLP (law firm), 2000-2002; Associate, Hancock Rothert & Bunshoft LLP (law firm), 1994-1999
Interested Trustee
Stephen R. Rogers P.O. Box 387 San Francisco, CA 94104 (6/27/66)	Trustee, President	President, Chairman since June 2011	Chief Executive Officer, Shelton Capital Management since prior to 2006; Portfolio Manager and President of the Shelton Funds, since prior to 2007	President, Chairman & Trustee, Shelton Funds, since 1998; President, Chairman & Trustee, Exchange Traded Spreads Trust, since 2013	Chief Executive Officer, ETSpreads since 2008
Officers
Teresa K. Axelson P.O. Box 387 San Francisco, CA 94104 (12/4/47)	Chief Compliance Officer, Secretary	Chief Compliance Officer since November 2011; Secretary August 2012	Vice President-Secretary, Chief Compliance Officer, Securities Management and Research, Inc., SM&R Investments, Inc. and American National Investment Accounts, Inc., since prior to 2007	Chief Compliance Officer since November 2011, Shelton Capital Management & Shelton Funds; Chief Compliance Officer & Secretary, Exchange Traded Spreads Trust	N/A
William Mock P.O. Box 387 San Francisco, CA 94104 (12/29/66)	Treasurer	Treasurer since June 2011	Portfolio Manager, Shelton Capital Management, since 2010	Treasurer, Shelton Funds, since 2010; Treasurer, Exchange Traded Spreads Trust, since 2013	Head Trader, TKI Capital Management 2003-2006; Partner, ETSpreads since 2008

Shelton Greater China Fund Board Approval of the Investment Advisory Agreements (Unaudited) June 30, 2014

The 1940 Act requires that the full Board and a majority of the Independent Trustees annually approve the continuation of the Trust’s Investment Advisory Agreement dated June 12, 2011 between Shelton Greater China Fund and CCM Partners D/B/A Shelton Capital Management (the “Investment Advisory Agreement”), with respect to the Fund. At a meeting held in-person on February 13, 2014, the Board, including a majority of the Independent Trustees on behalf of the Shelton Greater China Fund (the “Fund”), considered and approved the continuance of the Investment Advisory Agreement with respect to the Fund with CCM Partners D/B/A Shelton Capital Management (“SCM”) for an additional one-year period ending March 31, 2015.

Prior to the meeting, the Independent Trustees requested information from SCM. This information, together with other information provided by SCM, and the information provided to the Independent Trustees throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations as summarized below. In addition to the information identified above, other material factors and conclusions that formed the basis for the Board’s subsequent approval are described below.

Information Received

Materials Received. During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided by SCM, including reports on the Fund’s investment results; portfolio composition; third party fund rankings; investment strategy; portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by SCM to the Fund. In addition, the Board requests and reviews supplementary information that includes materials regarding the Fund’s investment results, advisory fee and expense comparisons, the costs of operating the Fund and financial and profitability information regarding CCM (the principal business activity of which is managing the Fund), description of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to the Fund.

Review Process. The Board received assistance and advice regarding legal and industry standards from independent legal counsel to the Independent Trustees. The Board discussed the renewal of the Investment Advisory Agreement both with SCM representatives and in a private session with independent legal counsel at which representatives of SCM were not present. In deciding to approve the renewal of the Investment Advisory Agreement, the Independent Trustees considered the total mix of information requested by and made available to them and did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

Nature, Extent and Quality of Services

SCM, its personnel and its resources. The Board considered the depth and quality of SCM’s investment management process; the experience, capability and integrity of its senior management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered that SCM made available to its investment professionals a variety of resources relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered SCM’s continuing need to attract and retain qualified personnel and, noting SCM’s additions over recent years, determined that SCM was adequately managing matters related to the Fund.

Other Services. The Board considered, in connection with the performance of its investment management services to the Fund, the following: SCM’s policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed; and its attention to matters that may involve conflicts of interest with the Fund. As a point of comparison, the Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by SCM to the Fund under the administration servicing agreements.

The Board concluded that SCM had the quality and depth of personnel and investment methods essential to performing its duties under the Investment Advisory Agreement, and that the nature, extent and overall quality of such services are satisfactory and reliable.

Investment Performance

The Board considered the Fund’s investment results in comparison to its stated investment objectives. The Trustees reviewed the short-term and long-term performance of the Fund on both an absolute basis and in comparison to benchmark indices. The Trustees also reviewed Morningstar rankings for the Fund, as applicable. In assessing performance of the Fund, the Trustees took into consideration the fact that Fund performance is expected to mirror the appropriate benchmark as closely as possible given certain practical constraints imposed by the 1940 Act, the Fund’s investment restrictions, the Fund’s size and similar factors. Among the factors considered in this regard was that the Shelton Greater China Fund’s performance was in the third quartile over the 1 and 3-year periods, the second quartile for the 5-year period and the bottom quartile for the10-year period.

The Board received a satisfactory explanation of the reasons underlying the performance of the Fund and SCM articulated a strategy for improving performance of the Fund. The Board ultimately concluded that SCM’s performance record in managing the Fund was satisfactory, supporting the determination that SCM’s continued management under the Investment Advisory Agreement would be consistent with the best interests of the Fund and its shareholders.

Management Fees and Total Operating Expenses

The Board reviewed the management fees and total operating expenses of the Fund and compared such amounts with the management fees and total operating expenses of other funds in the industry that are found within the same style category, or peer group, as defined by Bloomberg. The Board considered the advisory fees and total fees and expenses of the Fund in comparison to the advisory fees and other fees and expenses of other funds in the Fund’s relevant peer group. The Trustees considered both the gross advisory fee rates, as well as the effective advisory rates charged by SCM after taking into consideration the expense limitation arrangements and voluntary fee waivers. The Board noted the voluntary advisory fee limitation that SCM had put into effect with respect to the Fund.

Adviser, Costs, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding SCM’s costs of providing services to the Fund, as well as the resulting level of profits to SCM. The Independent Trustees received financial and other information from SCM, in addition to a representation from SCM that its profits were not excessive and that SCM’s profitability was low by industry standards. The Board noted the reduction in advisory fees received by SCM as a result of the reduction in assets under management in recent years due to market events. The Board noted its intention to continue to monitor assets under management, and the resulting impact on SCM’s profitability, in order to ensure that SCM has sufficient resources to continue to provide the services that shareholders in the Fund require. The Board considered SCM’s need to invest in technology, data services, infrastructure and staff to provide the expected quality of investment advisory services to the Fund. The Trustees also noted that SCM has contractually agreed to limit its advisory fees on the Fund so that the Fund does not exceed its respective specified operating expense limitations, and that SCM has imposed a voluntary fee limitation. Such voluntary fee limitation may be decreased or eliminated by SCM upon approval of the Board. The Board also considered that SCM does not receive substantial indirect benefits from managing the Funds

Shelton Greater China Fund Board Approval of the Investment Advisory Agreements (Unaudited) (Continued) June 30, 2014

(one example of an indirect benefit is research paid for by Fund brokerage commissions – SCM currently does not seek to supplement its fees with such “soft dollar” benefits). On the basis of the foregoing, together with the other information provided to it at the February 13, 2014 meeting and throughout the year, the Board concluded that the Fund’s cost structure was reasonable.

Conclusions

Based on their review, including but not limited to their consideration of each of the factors referred to above, the Board concluded that the Investment Advisory Agreement, taking into account the separate administration fees, is and would be fair and reasonable to the Fund and its shareholders, that the Fund’s shareholders received or should receive reasonable value in return for the advisory fees and other amounts paid to SCM by the Fund, and that the renewal of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

THIS PAGE INTENTIONALLY LEFT BLANK

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half- year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting

ITEM 12. EXHIBITS.

(a)(1)	Code of Ethics not applicable for semi-annual report.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, as amended (“SOX”), are filed as Exhibit 12(a)(2) to this Form N-CSR.
(b)
Certifications required by Rule 30a-2(b) under the 1940 Act, Section 906 of SOX, Rule 13a-14(b) under the Exchange Act, and Section 1350 of Chapter 63 of Title 18 of the United States Code are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Greater China Fund

By	/s/ Stephen C. Rogers
Stephen C. Rogers, President
Date: August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers, President
Date: August 26, 2014

By	/s/ William P. Mock
William P. Mock, Treasurer
Date: August 26, 2014